Main items related to operating activities - Operating expenses, research and development costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee	Dec. 31, 2015 USD ($) employee
Main items related to operating activities
Purchases, net of inventory variation	$ (99,411)	$ (83,377)	$ (96,671)
Exploration costs	(864)	(1,264)	(1,991)
Other operating expenses	(24,966)	(24,302)	(24,345)
Other operating expenses, Non-current operating liabilities (allowances) reversals	280	369	858
Other operating expenses, Current operating liabilities (allowances) reversals	66	(58)	(86)
Operating expenses	(125,241)	(108,943)	(123,007)
Research and development costs	$ 912	$ 1,050	$ 980
Research and development costs as a percentage of sales	0.53%
Number of staff dedicated to research and development activities | employee	4,132	4,939	4,248